UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Growth Trends Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Growth Trends Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 94.23%		$57,301,322
(Cost $57,726,298)

Application Software 2.16%		1,314,955
Adobe Systems, Inc. (I)	8,350	345,272
Amdocs Ltd. (I)	13,300	404,453
NetScout Systems, Inc. (I)	41,500	565,230

Asset Management & Custody Banks 6.15%		3,737,978
Bank of New York Mellon Corp.	23,840	846,320
BlackRock, Inc. (Class A)	2,601	563,663
State Street Corp.	24,550	1,758,762
T. Rowe Price Group, Inc.	9,511	569,233

Biotechnology 8.37%		5,090,418
Amgen, Inc. (I)	10,789	675,715
Biogen Idec, Inc. (I)	7,312	510,085
Cephalon, Inc. (I)	7,386	540,360
Genentech, Inc. (I)	12,417	1,182,719
Genzyme Corp. (I)	6,346	486,421
Gilead Sciences, Inc. (I)	17,785	960,035
OSI Pharmaceuticals, Inc. (I)	13,967	735,083

Communications Equipment 3.39%		2,061,704
Cisco Systems, Inc. (I)	48,102	1,057,763
Harris Corp.	4,300	207,045
QUALCOMM, Inc.	14,400	796,896

Computer & Electronics Retail 0.64%		388,896
GameStop Corp. (Class A) (I)	9,600	388,896

Computer Hardware 7.64%		4,648,677
Apple, Inc. (I)	10,100	1,605,395
Hewlett-Packard Co.	29,365	1,315,552
International Business Machines Corp.	13,500	1,727,730

Computer Storage & Peripherals 0.38%		229,909
Seagate Technology, Inc.	15,358	229,909

Consumer Finance 2.51%		1,526,064
American Express Co.	19,612	727,997
Discover Financial Services	40,078	587,143
Visa, Inc. (Class A)	2,887	210,924

Data Processing & Outsourced Services 0.60%		365,461
Wright Express Corp. (I)	13,765	365,461

Diversified Banks 0.93%		564,355
Kookmin Bank ADR	607	34,805
Wachovia Corp.	30,663	529,550

Diversified Chemicals 2.23%		1,357,851
Bayer AG	15,795	1,357,851

Diversified Financial Services 3.47%		2,109,683
Bank of America Corp.	40,457	1,331,036
Citigroup, Inc.	33,183	620,190
JPMorgan Chase & Co.	3,900	158,457

John Hancock Growth Trends Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Drug Retail 0.35%		213,525
CVS Caremark Corp.	5,850	213,525

Electronic Manufacturing Services 0.53%		321,480
Flextronics International Ltd. (I)	36,000	321,480

Health Care Distributors 1.38%		839,526
AmerisourceBergen Corp.	11,281	472,335
Cardinal Health, Inc.	6,834	367,191

Health Care Equipment 2.44%		1,484,849
Covidien Ltd.	5,188	255,457
Hologic, Inc. (I)	17,892	330,465
Medtronic, Inc.	8,673	458,195
Stryker Corp.	3,668	235,449
Zimmer Holdings, Inc. (I)	2,979	205,283

Home Entertainment Software 0.69%		418,446
Shanda Interactive Entertainment Ltd. ADR (I)	16,200	418,446

Insurance Brokers 0.93%		565,335
Aon Corp.	6,250	286,250
Willis Group Holdings, Ltd.	8,925	279,085

Integrated Oil & Gas 1.65%		1,001,390
Sasol Ltd. ADR	9,382	496,683
Suncor Energy, Inc.	9,261	504,707

Internet Retail 0.57%		344,850
Priceline.com, Inc. (I)	3,000	344,850

Internet Software & Services 3.57%		2,168,629
Google, Inc. (Class A) (I)	1,900	900,125
Sohu.com, Inc. (I)	4,400	332,112
Symantec Corp. (I)	27,922	588,317
Yahoo!, Inc. (I)	17,500	348,075

Investment Banking & Brokerage 1.63%		991,908
Charles Schwab Corp.	21,402	489,892
Goldman Sachs Group, Inc.	599	110,240
Lazard Ltd. (Cass A)	9,600	391,776

Life & Health Insurance 2.93%		1,782,043
Aflac, Inc.	17,650	981,516
Principal Financial Group, Inc.	7,880	334,979
Prudential Financial, Inc.	6,750	465,548

Life Sciences Tools & Services 1.43%		868,813
Qiagen NV (I)	21,650	406,803
Thermo Fisher Scientific, Inc. (I)	7,634	462,010

Managed Health Care 3.90%		2,372,469
Aetna, Inc.	18,769	769,717
Aveta, Inc. (B)(I)(S)	97,210	534,655
UnitedHealth Group, Inc.	14,409	404,605
WellPoint, Inc. (I)	12,650	663,492

John Hancock Growth Trends Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Multi-Line Insurance 2.85%		1,731,958
American International Group, Inc.	38,650	1,006,832
Hartford Financial Services Group, Inc.	5,900	374,001
MetLife, Inc.	6,916	351,125

Personal Products 4.31%		2,620,532
American Oriental Bioengineering, Inc. (I)	277,305	2,620,532

Pharmaceuticals 6.39%		3,889,010
Abbott Laboratories	12,906	727,124
Dr. Reddy's Laboratories, Ltd. ADR	23,834	321,044
Johnson & Johnson	19,901	1,362,622
Merck & Co., Inc.	5,362	176,410
Pfizer, Inc.	14,129	263,788
Roche Holding AG	2,260	417,562
Stada Arzneimittel AG	7,166	371,720
Tongjitang Chinese Medicines Co. ADR (I)	62,185	248,740

Property & Casualty Insurance 1.86%		1,131,042
ACE Ltd.	10,882	551,717
Berkshire Hathaway, Inc. (Class B) (I)	100	382,900
Progressive Corp.	9,700	196,425

Regional Banks 0.22%		136,631
National City Corp. (L)	28,886	136,631

Reinsurance 2.12%		1,290,672
PartnerRe Ltd.	14,350	1,009,092
Platinum Underwriters Holdings Ltd.	7,800	281,580

Semiconductor Equipment 0.58%		350,310
Amkor Technology, Inc. (I)	23,000	201,480
Mattson Technology, Inc. (I)	33,000	148,830

Semiconductors 4.59%		2,794,785
Altera Corp.	25,400	557,530
Intel Corp.	71,500	1,586,585
Micron Technology, Inc. (I)	59,000	284,970
Texas Instruments, Inc.	15,000	365,700

Specialized Finance 1.18%		716,366
Interactive Brokers Group, Inc. (Class A) (I)	3,366	94,450
Nasdaq OMX Group, Inc. (I)	13,412	372,451
Nymex Holdings, Inc.	3,043	249,465

Systems Software 6.81%		4,139,565
CA, Inc.	17,950	428,287
Check Point Software Technologies Ltd. (I)	14,000	319,620
Microsoft Corp.	98,050	2,521,846
Oracle Corp. (I)	40,400	869,812

Technology Distributors 2.22%		1,348,617
Arrow Electronics, Inc. (I)	11,450	368,919
Ingram Micro, Inc. (Class A) (I)	23,453	432,239
Tech Data Corp. (I)	15,700	547,459

Wireless Telecommunication Services 0.63%		382,620
NII Holdings, Inc. (I)	7,000	382,620

John Hancock Growth Trends Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

		Par value
Issuer, description, maturity date		(000)	Value

Short-term investments 5.83%			$3,542,580
(Cost $3,542,580)

Joint Repurchase Agreement 5.58%			3,391,000
Joint Repurchase Agreement with Barclays PLC dated 7-31-08 at
2.05% to be repurchased at $3,391,193 on 8-1-08, collateralized by
$2,098,833 of U.S. Treasury Inflation Indexed Bond, 3.675%, due 4-
15-28 (valued at $3,458,820, including interest).		$3,391	3,391,000

	Interest	Shares
	rate

Cash Equivalents 0.25%			151,580
John Hancock Cash Investment Trust (T)(W)	2.5734% (Y)	151,580	151,580

Total investments (Cost $61,268,878)† 100.06%			$60,843,902

Other assets and liabilities, net (0.06%)			($35,347)

Total net assets 100.00%			$60,808,555

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(B) This security is fair valued in good faith under procedures established by the boar of Trustees. This security amounted to $534,655 or 0.88% of the Fund’s net assets as of July 31, 2008.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2008.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $534,655 or 0.88% of the net assets of the Fund as of July 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $61,268,878. Net unrealized depreciation aggregated $424,976, of which $7,379,859 related to appreciated investment securities and $7,804,835 related to depreciated investment securities.

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460Q3 7/08
9/08

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Small Cap Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 98.41%		$105,466,373
(Cost $101,297,310)

Air Freight & Logistics 1.31%		1,403,500
Dynamex Inc. (I)	50,000	1,403,500

Airlines 2.07%		2,221,200
Allegiant Travel Co. (I)	90,000	2,221,200

Apparel Retail 2.95%		3,157,245
Citi Trends Inc. (I)	136,500	3,157,245

Apparel, Accessories & Luxury Goods 3.28%		3,518,585
G-III Apparel Group, Ltd. (I)	219,500	3,518,585

Application Software 4.79%		5,130,850
Deltek, Inc. (I)	176,501	1,355,528
Kenexa Corp. (I)	112,200	2,097,018
Synchronoss Technologies, Inc. (I) (L)	143,200	1,678,304

Auto Parts & Equipment 1.78%		1,912,162
Fuel Systems Solutions, Inc. (I)	51,100	1,912,162

Casinos & Gaming 0.98%		1,045,891
Bally Technologies, Inc. (I)	32,900	1,045,891

Catalog Retail 1.88%		2,013,463
Gaiam, Inc. (Class A) (I) (L)	137,344	2,013,463

Communications Equipment 1.58%		1,693,032
Aruba Networks Inc (I) (L)	290,400	1,693,032

Computer Hardware 1.47%		1,580,078
3PAR, Inc. (I)	193,400	1,580,078

Diversified Chemicals 1.05%		1,126,984
Penford Corp.	78,700	1,126,984

Electronic Equipment & Instruments 0.28%		301,665
Daktronics, Inc. (L)	16,900	301,665

Electronic Manufacturing Services 3.30%		3,537,792
IPG Photonics Corp. (I)	199,200	3,537,792

Environmental & Facilities Services 2.44%		2,610,139
CECO Environment Corp. (I)	190,724	1,142,437
Team, Inc. (I)	40,200	1,467,702

Food Distributors 1.89%		2,021,944
United Natural Foods, Inc. (I)	105,200	2,021,944

Health Care Equipment 8.55%		9,166,800
Abaxis, Inc. (I)	59,200	1,177,488
Cantel Medical Corp. (I)	120,500	1,124,265
SurModics, Inc. (I) (L)	46,200	1,944,558
Symmetry Medical, Inc. (I)	270,900	4,526,739
Zoll Medical Corp. (I)	12,500	393,750

John Hancock Small Cap Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Health Care Services 5.68%		6,092,425
Air Methods Corp. (I)	104,300	2,990,281
inVentiv Health, Inc. (I)	128,400	3,102,144

Health Care Supplies 3.20%		3,424,936
Inverness Medical Innovations, Inc. (I)	101,600	3,424,936

Hotels, Resorts & Cruise Lines 2.71%		2,901,864
Gaylord Entertainment Co. (I) (L)	96,600	2,901,864

Housewares & Specialties 0.45%		476,761
Russ Berrie & Company, Inc. (I)	49,100	476,761

Industrial Machinery 7.19%		7,703,197
Chart Industries, Inc. (I)	79,600	4,212,432
Dynamic Materials Corp.	37,100	1,221,703
Flow International Corp. (I)	340,700	2,269,062

Internet Software & Services 3.61%		3,873,390
DivX, Inc. (I)	194,500	1,598,790
TheStreet.com, Inc.	334,500	2,274,600

Investment Banking & Brokerage 2.70%		2,892,868
SWS Group, Inc.	152,900	2,892,868

Life Sciences Tools & Services 3.13%		3,358,527
PARAXEL International Corp. (I)	114,900	3,358,527

Oil & Gas Exploration & Production 3.44%		3,690,694
Goodrich Petroleum Corp. (I)	56,600	2,595,110
Warren Resources, Inc. (I)	93,800	1,095,584

Personal Products 2.41%		2,581,054
Inter Parfums, Inc. (I)	172,300	2,581,054

Property & Casualty Insurance 8.64%		9,264,765
AmTrust Fiinancial Services, Inc.	43,400	632,338
First Mercury Financial Corp. (I)	162,000	2,592,000
National Interstate Corp.	111,100	2,235,332
Philadelphia Consolidated Holding Corp. (I)	65,100	3,805,095

Regional Banks 4.27%		4,572,646
SVB Financial Group (I)	79,400	4,572,646

Restaurants 0.05%		57,581
McCormick & Schmick's Seafood Restaurants, Inc. (I)	7,100	57,581

Semiconductors 1.30%		1,391,920
Techwell, Inc. (I)	127,000	1,391,920

Specialized Finance 0.80%		858,132
iShares Russell 2000 Index Fund (I)	12,100	858,132

Specialty Chemicals 2.99%		3,205,650
Arch Chemicals, Inc.	57,100	1,832,910
Flotek Industries, Inc. (I)	54,300	998,034
ICO, Inc. (I)	77,100	374,706

John Hancock Small Cap Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer		Shares	Value

Specialty Stores 2.09%			2,234,988
Tractor Supply Co. (I) (L)		58,800	2,234,988

Systems Software 4.15%			4,443,645
Double-Take Software Inc. (I)		171,000	1,887,840
Radiant Systems, Inc. (I)		207,533	2,367,951
Secure Computing Corp.		47,800	187,854

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 13.27%			$14,221,945
(Cost $14,221,945)

Joint Repurchase Agreement 2.02%			2,161,000
Joint Repurchase Agreement with Barclays PLC dated 7-31-08 at
2.05% to be repurchased at $2,161,123 on 8-1-08, collateralized by
$1,337,534 U.S. Treasury Inflation Indexed Noted 3.675% due 4-15-
28 (valued at $2,204,220 including interest).		$2,161	2,161,000
		Shares
Cash Equivalents 11.25%			12,060,945
John Hancock Cash Investment Trust (T),(W)	2.5734% (Y)	12,060,945	12,060,945

Total investments (Cost $115,519,255)† 111.68%			$119,688,318

Other assets and liabilities, net (11.68%)			($12,515,052)

Total net assets 100.00%			$107,173,266

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $118,163,377. Net unrealized appreciation aggregated $1,524,941, of which $15,006,604 related to appreciated investment securities and $13,481,663 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Street
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Fund.

820Q3 7/08
9/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 19, 2008